SCHEDULE OF ACTIVITIES OF STAK AND ENTITIES (Details)	12 Months Ended
Jun. 30, 2026
STAK Holdings Limited [Member]
Date of Incorporation	May 15, 2023
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal Activities	Holding company
STAK Changzhou [Member]
Date of Incorporation	Aug. 04, 2023
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Holding company
YLAN [Member]
Date of Incorporation	Jun. 18, 2020
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Design, production and sales of oilfield-specialized production and maintenance equipment, and provide automatic solutions for them
Zhongshan Co [Member]
Date of Incorporation	Apr. 08, 2022
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal Activities	Design, collaboration production and sales of specialized oilfield vehicles
STAK Group Ltd [Member]
Date of Incorporation	Jun. 11, 2026
Place of Incorporation	British Virgin Islands
Percentage of effective ownership	100.00%
Principal Activities	Holding company
STAK Vision Ltd [Member]
Date of Incorporation	Jun. 24, 2026
Place of Incorporation	British Virgin Islands
Percentage of effective ownership	100.00%
Principal Activities	Holding company